ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2019
Trade and other current payables [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2019	2018
	$	$
Accounts payable	2,845,308	1,084,852
Accounts payable on legacy beverage assets	-	250,000
Accrued liabilities	821,014	1,277,345
Payroll taxes payable	474	842
Sales tax payable	2,911	-
Developer royalties payable	-	84,332
Payable on Majesco acquisition (Note 5)	697,674	1,190,476

	4,367,381	3,887,847

During the year ended November 30, 2019, the Company issued 159,873 (2018 - $81,937) common shares valued at $634,175 (2018 - $449,291) to settle accounts payable of $535,688 (2018 - $595,045) resulting in a loss of $98,487 (2018 – gain of $145,764) which is included in gain (loss) on settlement of debt.